Deferred taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 5,590	$ 6,506
Deferred tax liabilities	(6,425)	(6,634)
(Charged)/credited to the income statement	(735)	(114)
Deferred tax assets	2,766	3,375
Recognised and unrecognised deferred tax assets	7,850	7,024
Unrecognised deferred tax assets	5,084	3,649
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	2,730	2,081
Tax payable on unremitted earnings	140	103
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	922	1,492
(Charged)/credited to the income statement	(525)	(375)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	2,051	2,165
(Charged)/credited to the income statement	14	216
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	984	784
Deferred tax liabilities	(4,873)	(5,019)
(Charged)/credited to the income statement	65	(42)
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	179	521
Deferred tax liabilities	(149)	(327)
(Charged)/credited to the income statement	(59)	21
Unrealised exchange losses (gains)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	189	188
Deferred tax liabilities	(11)	(3)
(Charged)/credited to the income statement	2	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,265	1,356
Deferred tax liabilities	(690)	(577)
(Charged)/credited to the income statement	(235)	67
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(372)	(366)
Capitalised interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(330)	(342)
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/credited to the income statement	3	(1)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	868	1,152
Unused tax losses | Expire within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 0	0
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 105	71
Unused tax losses | Expire within one to five years | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	1 year
Unused tax losses | Expire within one to five years | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax loss recovery period	5 years
Unused tax losses | More than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 763	$ 1,081
Deferred tax loss recovery period	5 years